Segmented Information - Segment Results by Geographical Area (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenue	CAD 29,334	CAD 28,573
SLF Asset Management
Disclosure of operating segments [line items]
Revenue	4,082	3,929
SLF Asset Management | United States
Disclosure of operating segments [line items]
Revenue	3,961	3,791
SLF Asset Management | United Kingdom
Disclosure of operating segments [line items]
Revenue	0	0
SLF Asset Management | Canada
Disclosure of operating segments [line items]
Revenue	121	138
SLF Asset Management | Other countries
Disclosure of operating segments [line items]
Revenue	0	0
Corporate
Disclosure of operating segments [line items]
Revenue	752	1,677
Corporate | United States
Disclosure of operating segments [line items]
Revenue	147	170
Corporate | United Kingdom
Disclosure of operating segments [line items]
Revenue	577	1,412
Corporate | Canada
Disclosure of operating segments [line items]
Revenue	20	74
Corporate | Other countries
Disclosure of operating segments [line items]
Revenue	CAD 8	CAD 21